Document and Entity Information	Feb. 22, 2021
Cover [Abstract]
Entity Registrant Name	NUCOR CORP
Amendment Flag	false
Entity Central Index Key	0000073309
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 22, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-4119
Entity Tax Identification Number	13-1860817
Entity Address, Address Line One	1915 Rexford Road
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	(704)
Local Phone Number	366-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.40 per share
Trading Symbol	NUE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false